CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Licensing fees	$ 956	$ 6,187	$ 2,080	$ 15,657	$ 17,852	$ 26,480
Patent sales				1,600	14,450	5,300
Total revenues	956	6,187	2,080	17,257	32,302	31,780
Cost of revenues:
Legal and consulting contingency fees	416	2,899	803	6,762	10,763	9,686
Other legal and consulting fees	326	753	1,269	1,973	3,218	1,917
Patent prosecution costs					314	31
Electronic data set-up fees				1,600	2,400	1,600
Total cost of revenue	742	3,652	2,072	10,335	16,695	13,234
Net revenue	214	2,535	8	6,922	15,607	18,546
Operating expenses:
Compensation and benefits	1,456	1,296	2,052	2,659	3,643	2,813
Professional fees	5,582		5,874
Patent expenses	213	162	620	620	498	780
General and administrative	69	44	139	130	168	156
Total operating expenses	7,320	1,502	8,685	3,409	4,309	3,749
Net income (loss)	(7,106)	1,033	(8,677)	3,513	11,298	14,797
Net income (loss) per common share:
Basic	$ (0.76)	$ 0.13	$ (1.06)	$ 0.46	$ 1.47	$ 1.93
Diluted	$ (0.76)	$ 0.05	$ (1.06)	$ 0.15	$ 0.50	$ 0.65
Weighted average common shares outstanding:
Basic	9,310,882	7,667,667	8,221,424	7,667,667	7,667,667	7,667,667
Diluted	9,310,882	22,666,667	8,221,424	22,666,667	22,666,667	22,666,667
PRO FORMA COMPUTATION RELATED TO CONVERSION TO CORPORATION FOR INCOME TAX PURPOSES
Net income (loss)	(7,106)	1,033	(8,677)	3,513	11,298	14,797
Pro forma weighted average basic shares outstanding	9,310,882	7,667,667	8,221,424	7,667,667	7,667,667	7,667,667
Pro forma weighted average diluted shares outstanding	9,310,882	22,666,667	8,221,424	22,666,667	22,666,667	22,666,667
Pro forma basic earnings (loss) per share	$ (0.46)	$ 0.08	$ (0.63)	$ 0.27	$ 0.88	$ 1.16
Pro forma diluted earnings (loss) per share	$ (0.46)	$ 0.03	$ (0.63)	$ 0.09	$ 0.30	$ 0.39
Pro forma
Operating expenses:
Net income (loss)	(4,264)	620	(5,206)	2,108	6,779	8,878
PRO FORMA COMPUTATION RELATED TO CONVERSION TO CORPORATION FOR INCOME TAX PURPOSES
Benefit (provision) for income taxes	2,842	(413)	3,471	(1,405)	(4,519)	(5,919)
Net income (loss)	$ (4,264)	$ 620	$ (5,206)	$ 2,108	$ 6,779	$ 8,878